Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - Selling general and administrative expenses [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [Line Items]
Salaries	₩ 387,414	₩ 294,055	₩ 514,736
Expenses related to defined benefit plans	22,859	26,449	29,018
Other employee benefits	86,757	68,402	77,690
Shipping	298,684	147,711	162,509
Fees and commissions	248,478	221,922	219,784
Depreciation	267,042	215,479	225,909
Taxes and dues	74,542	82,708	49,826
Advertising	126,335	113,547	193,436
Warranty	216,873	309,113	418,942
Insurance	16,654	12,985	11,386
Travel	6,935	8,296	23,594
Training	15,556	8,463	12,215
Others	84,323	63,821	66,686
Selling, general and administrative expenses	₩ 1,852,452	₩ 1,572,951	₩ 2,005,731